Note 4 - Advances for Vessels Acquisitions / Under Construction (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Vessels Acquisition Under Construction [Abstract]
Advances for Vessels Acquisition Under Construction [Table Text Block]
Vessel	Yard Installments	Capitalized Expenses	Carrying Amount
Hull No S407 (M/T Stenaweco Evolution)	8,050	894	8,944
Hull No S418	7,825	430	8,255
Hull No S419	7,825	120	7,945
Hull No S414	4,590	10	4,600
Hull No S417	4,622	9	4,631
Total	32,912	1,463	34,375